Compensation program based on shares - Stock Options (Details) - BRL	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock Options
Compensation program based on shares
Contractual option term	6 years	6 years
Vesting period	3 years	3 years
Stock Options | Maximum
Compensation program based on shares
Contractual option term	6 years
Stock Options - 2014 Program
Compensation program based on shares
Number of Options	349,091
Exercise price	BRL 23.03
Fair value of options	BRL 10.59
Expected volatility	36.27%
Free interest rate risk	12.26%
Vesting period	3 years
Stock Options - 2015 Program
Compensation program based on shares
Number of Options	338,749
Exercise price	BRL 23.73
Fair value of options	BRL 13.99
Expected volatility	33.03%
Free interest rate risk	12.43%
Vesting period	3 years
Stock Options - 2016 Program
Compensation program based on shares
Number of Options	204,292
Exercise price	BRL 48.36
Fair value of options	BRL 26.52
Expected volatility	31.69%
Free interest rate risk	15.63%
Vesting period	3 years